As filed on July 28, 1999
                               File No. 002-55079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                Pre-Effective Amendment No.
                Post-Effective Amendment No.  35                             X
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                Amendment No.    22                                          X
                        INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                                 ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box) ___ immediately upon filing pursuant to paragraph (b)
___  on __________, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
_X_  on September 27, 1999, pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on __________, pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Page 1 of 80
                        Exhibit index is located at page 71

PROSPECTUS | September 30, 1999
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND
INVESCO TAX-FREE MONEY FUND
INVESCO U.S. GOVERNMENT MONEY FUND

THREE NO-LOAD MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

TABLE OF CONTENTS
Investment Goals And Strategies................3
Fund Performance...............................4
Fees And Expenses..............................6
Investment Risks...............................7
Risks Associated With Particular Investments...7
Fund Management................................9
Portfolio Managers.............................9
Potential Rewards.............................10
Share Price...................................10
How To Buy Shares.............................11
Your Account Services.........................13
How To Sell Shares............................14
Dividends And Taxes...........................15
Financial Highlights..........................17



                                 [INVESCO ICON]
                                    INVESCO

An investment in any of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Funds.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]       Investment Objectives & Strategies
[ARROW ICON]     Potential Investment Risks
[GRAPH ICON]     Past Performance & Potential Advantages
[INVESCO ICON]   Working With INVESCO

--------------------------------------------------------------------------------

[KEY ICON]
INVESTMENT GOALS AND STRATEGIES

FACTORS COMMON TO ALL THE FUNDS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund's portfolio is 90 days or less.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, any of these Funds may be a valuable element of your investment portfolio.

INVESTMENT POLICIES APPLICABLE TO ALL THE FUNDS

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

o  maintaining high credit quality of the Funds' investments;
o  maintaining a short average portfolio maturity;
o  ensuring  adequate   diversification  of  both  the  issuers  of  the  Funds'
   investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments.

[ARROW ICON]
An investment in any of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Funds.

[KEY ICON]
INVESCO CASH RESERVES FUND

Cash Reserves Fund invests  primarily in short-term  debt  securities  issued by large creditworthy corporations, banks and finance companies, and debt securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

[KEY ICON]
INVESCO TAX-FREE MONEY FUND

Tax-Free Money Fund invests primarily in short-term municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal alternative minimum tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds or sales of shares of portfolio securities; (b) pending settlement of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON]
INVESCO U.S. GOVERNMENT MONEY FUND

U.S. Government Money Fund invests in debt securities issued or guaranteed by the U.S. government or its agencies. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, and may or may not be guaranteed by the U.S. government (GNMA, FNMA, FHLMC). Treasury bills, notes, bonds and some agency securities are exempt from state income tax.

[GRAPH ICON]
FUND PERFORMANCE

The bar charts below show each Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. The table below shows average annual total returns for various periods ended December 31, 1998 for each Fund. To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. The bar charts provide some indication of the risks of investing in the Funds by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.(1)

ACTUAL ANNUAL TOTAL RETURN(1)(2)          ACTUAL ANNUAL TOTAL RETURN(1)(2)

The bar chart shows the Cash              The bar chart shows the Tax-Free
Reserves Fund's actual yearly             Money Fund's actual yearly
performance for the years ended           performance for the years ended
December 31.                              December 31.

Best Calendar Qtr.     6/95     1.32%     Best Calendar Qtr.     6/89     2.29%
Worse Calendar Qtr.    3/93     0.55%     Worse Calendar Qtr.    6/93     0.56%

ACTUAL ANNUAL TOTAL RETURN(1)(2)

The bar chart shows the U.S.
Government Money Fund's actual
yearly performance for the years
ended December 31.

Best Calendar Qtr.     6/89     1.51%
Worse Calendar Qtr.    3/94     0.43%

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN
                                                      AS OF 12/31/98
--------------------------------------------------------------------------------
                                             1 year   5 years   10 years
Cash Reserves Fund                           4.74%     4.64%     5.08%
U.S. Government Money Fund                   4.66%     4.54%     4.08%
Tax-Free Money Fund                          2.87%     2.85%     3.34%
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and the effect of each Fund's expenses.
(2) Year-to-date  return  for  the  Cash  Reserves,   Tax-Free  Money  and  U.S.
    Government Money Funds was __%, __%, and __%, respectively, for the quarter ended August 31, 1999.
(3) Since inception April 26, 1991.

FEES AND EXPENSES
SHAREHOLDER  FEES  PAID  DIRECTLY  FROM  YOUR  ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual Fund operating expenses that are deducted from Fund assets.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Cash Reserves Fund
Management Fees                                   0.40%
Distribution and Service (12b-1) Fees             None
Other Expenses (1)(2)                             0.51%
                                                  -----
Total Annual Fund Operating Expenses (1)(2)(3)    0.91%
                                                  =====

Tax-Free Money Fund
Management Fees                                   0.50%
Distribution and Service (12b-1) Fees             None
Other Expenses(1)(2)                              0.52%
                                                  -----
Total Annual Fund Operating Expenses (1)(2)(3)    1.02%
                                                  =====

U.S. Government Money Fund
Management Fees                                   0.50%
Distribution and Service (12b-1) Fees             None
Other Expenses(1)(2)                              0.58%
                                                  -----
Total Annual Fund Operating Expenses (1)(2)(3)    1.08%
                                                  =====

(1) Each Fund's actual Total Annual Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.
(2) The expense information presented in the table has been restated to reflect a change in the administrative services fee.
(3) Certain expenses of each Fund's are being absorbed voluntarily by INVESCO pursuant to a commitment to the Funds. After absorption, the Cash Reserves Money Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.50% and 0.90%, respectively; the Tax-Free Money Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.27% and 0.77%, respectively; and U.S. Government Money Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.36% and 0.86%, respectively. This commitment may be changed at any time following consultation with the board of directors.

INVESCO has voluntarily agreed to absorb certain expenses of Cash Reserves, Tax-Free Money and U.S. Government Money Funds, so that each Fund's total operating expenses (excluding excess amounts that have been offset by the expense offset arrangements described above) do not exceed 0.90%, 0.85% (0.75% prior to May 13, 1999) and 0.85%, respectively, of each Fund's average net assets. This commitment may be changed at any time following consultation with the board of directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that a Fund's expenses remained the same. Although a Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                                          1 year   3 years   5 years   10 years

Cash Reserves Fund                         $93     $290      $504      $1,120
Tax-Free Money Fund                       $104     $325      $563      $1,248
U.S. Government Money Fund                $110     $343      $595      $1,317

[ARROW ICON]
INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed, and do present some risk of loss. The Funds will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or value of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments.

[ARROW ICON]
RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Interest rate risk is the risk that changes in interest rates will change the value of debt securites. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces a Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

OPPORTUNITY RISK

With long term investment plans, there may be a risk that you are not taking enough risk, and missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds, by themselves, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

[INVESCO ICON]
FUND MANAGEMENT

THE INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $281 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $22.7 billion for more than 916,165 shareholders of 10 INVESCO mutual funds consisting of 50 separate portfolios. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares. INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 1999:


                                            ADVISORY FEE AS A PERCENTAGE OF
                                         AVERAGE ANNUAL ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Cash Reserves Fund                                     0.40%
Tax-Free Money Fund                                    0.50%
U.S. Government Money Fund                             0.50%

[INVESCO ICON]
PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of each Fund's portfolio holdings:

RICHARD R. HINDERLIE is the portfolio manager of Cash Reserves Fund and U.S. Government Money Fund and a vice president of INVESCO. Before joining INVESCO in 1993, he was with Bank Western. Dick received his M.B.A. from Arizona State University and his B.A. in Economics from Pacific Lutheren University.

INGEBORG S. COSBY is the portfolio manager of Tax-Free Money Fund and a vice president of INVESCO where she has had progressively more responsible investment professional positions since joining INVESCO in 1985. Before joining INVESCO, Inge was a portfolio manager assistant at First Affiliated Securities, Inc.

[INVESCO ICON]
POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Funds offer shareholders the potential for monthly payment of income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.


SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o  want to earn income at current money market rates
o  want to preserve the value of their investment
o  do not want to be exposed to a high level of risk
o  are seeking federally tax-exempt income (Tax-Free Money Fund only)
o  are seeking state tax-exempt income (U.S. Government Money Fund only)

You probably do not want to invest in the Funds if you are:

o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]
SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which, generally is on weekends and national holidays in the U.S.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions that day. If INVESCO hears from you after that time, your instructions will be processed on the next day that the NYSE is open.

[INVESCO ICON]
HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to invest in the Funds. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per year.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

METHOD                       INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     $1,000 for regular      Please remember that
Mail to:                     accounts;               if you pay by check or
INVESCO Funds Group, Inc.,   $250 for an IRA;        wire and your funds do
P.O. Box 173706,             $50 minimum for         not clear, you will be
Denver, CO 80217-3706.       each subsequent         responsible for any
You may send your check      investment.             related loss to any
by overnight courier to:                             Fund or INVESCO. If
7800 E. Union Ave.                                   you are already an
Denver, CO 80237.                                    INVESCO funds
                                                     shareholder, the Fund
                                                     may seek reimbursement
                                                     for any loss from your
                                                     existing account(s).
--------------------------------------------------------------------------------
BY WIRE                      $1,000                  Payment must be
Send your payment by                                 received within 3
bank wire (call INVESCO                              business days, or the
for instructions).                                   transaction may be
                                                     cancelled.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50.
Call 1-800-525-8085 to
request your purchase.
INVESCO will move money
from your designated
bank/credit union
checking or savings
account in order to
purchase shares, upon
your telephone
instructions, whenever
your wish.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH       $50 per month for       Like all regular
EASIVEST                     EasiVest; $50           investment plans, neither
OR DIRECT PAYROLL            per pay period for      EasiVest nor
PURCHASE                     Direct Pay roll         Direct Payroll Purchase
You may enroll on your       Purchase. You may       ensures a profit
fund                         start or stop your      or protects against
application, or call us      regular investment      loss in a falling
for a separate               plan at any time,       market. Because you'll
form and more details.       with two weeks'         invest continually,
Investing                    notice to INVESCO.      regardless of varying
the same amount on a                                 price levels, consider
monthly basis                                        your financial ability
allows you to buy more                               to keep buying
shares when prices are                               through low price
low and fewer shares                                 levels. And remember
when prices are high.                                that you will lose
This "dollar cost averag                             money if you redeem
ing" may help offset                                 your shares when the
market fluctuations.                                 market value of all
Over a period of time,                               your shares is less
your average cost per                                than their cost.
share may be less than
the actual average price
per share.
--------------------------------------------------------------------------------
BY PAL(R)                    $1,000; $250 for        Be sure to write down
Your "Personal Account       an IRA.                 the confirmation
Line" is available                                   number provided by
for subsequent                                       PAL(R). Payment must be
purchases  and                                       received within 3
exchanges 24 hours a                                 business days, or
day. Simply call                                     the transaction may be
1-800-525-8085.                                      cancelled.

METHOD                       INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                  $1,000 to open a        See "Exchange Policy."
Between two INVESCO          new account; $50
funds. Call                  for written
1-800-525-8085 for           requests to
prospectuses of              purchase additional
other INVESCO funds.         shares for an
Exchanges may be made        existing account.
by phone or at our           (The exchange
Web site at                  minimum is $250
www.invesco.com. You         for exchanges
may also establish an        requested by
automatic monthly            telephone.)
exchange service between
two INVESCO funds; call
us for further details
and the correct form.


[INVESCO ICON]
YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans your transactions are confirmed on your quarterly Investment Summaries.

CHECKWRITING. If you have $1,000 or more in your account, you may redeem shares of a Fund by check. We will provide personalized checks at no charge within 30 days of your account opening. Checks may be made payable to any party in any amount of $500 or more. Shares of the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]
HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on the performance of any Fund, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.


METHOD                       INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less,      INVESCO's telephone
Call us toll-free at:        full liquidation of     redemption privileges
1-800-825-8085               the account) for a      may be modified or
                             redemption check;       terminated in the
                             $1,000 for a wire to    future at INVESCO's
                             your bank of record.    discretion.
                             The maximum amount
                             which may be redeemed
                             by telephone is
                             generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.             The redemption
Mail your request to                                 request must be
INVESCO Funds Group,                                 signed by all
Inc., P.O. Box                                       registered account
173706, Denver, CO                                   owners. Payment will
80217-3706. You may                                  be mailed to your
also send your                                       address as it appears
request by overnight                                 on INVESCO's records,
courier to 7800 E.                                   or to a bank
Union Ave.,                                          designated by you in
Denver, CO 80237.                                    writing.

METHOD                       INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     $500 minimum per        Personalized checks
                             check.                  are available from
                                                     INVESCO without charge upon
                                                     request.  Checks may be
                                                     payable to any party.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50.
Call 1-800-525-8085
to request your
redemption.  INVESCO
will automatically
pay the proceeds into
your designated bank
account.
--------------------------------------------------------------------------------
BY EXCHANGE                  $1,000 to open a new    See "Exchange Policy."
Between two INVESCO          account; $50 for
funds. Call                  written requests to
1-800-525-8085 for           purchase additional
prospectuses of other        shares for an
INVESCO funds.               existing account.
Exchanges may be made        (The exchange
by phone or at our           minimum  is $250 for
Web site at                  exchanges requested
www.invesco.com. You         by telephone.)
may also establish an
automatic monthly exchange
service between two
INVESCO funds; call us
for further details and
the correct form.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL          $100 per payment on a   You must have at
PLAN                         monthly or quarterly    least $10,000 total
You may call us to           basis. The redemption   invested with the
request the                  check may be made       INVESCO funds with at
appropriate form and         payable to any party    least $5,000 of that
more information at          you designate.          total invested in the
1-800-525-8085.                                      fund from which
                                                     withdrawals will be
                                                     made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD             Any amount.             All registered
PARTY                                                account owners must
Mail your request to                                 sign the request,
INVESCO Funds Group,                                 with signature
Inc., P.O. Box                                       guarantees from an
173706, Denver, CO                                   eligible guarantor
80217-3706.                                          financial institution,
                                                     such as a commercial bank
                                                     or a recognized national
                                                     or regional securities
                                                     firm.


[INVESCO ICON]
DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Cash Reserves and U.S. Government Money Funds in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

Substantially all of the dividends that you receive from the Tax-Free Money Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal year ended May 31, 1999, _____% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Dividends that you receive from the Tax-Free Money Fund may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

Each year, INVESCO will provide you with information about any Fund dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding Throughout Each Period)

The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Funds' performance.

                                                  YEAR ENDED MAY 31
                                    --------------------------------------------
                                    1999      1998      1997      1996      1995
CASH RESERVES FUND
PER SHARE DATA
Net Asset Value--Beginning of
Period                             $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
Net Investment Income Earned
  and Distributed to Shareholders   0.04      0.05      0.05      0.05      0.05
================================================================================
Net Asset Value--End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================
TOTAL RETURN                       4.45%     4.82%     4.69%     5.01%     4.76%
RATIOS
Net Assets--End of Period
  ($000 Omitted)                $814,158  $661,648  $587,277  $644,341  $766,670
Ratio of Expenses to Average
  Net Assets(a)                 0.90%(b)  0.91%(b)  0.86%(b)  0.87%(b)     0.75%
Ratio of Net Investment Income
  to Average Net Assets(a)         4.36%     4.76%     4.62%     4.86%     4.65%

(a) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.91%, 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.35%, 4.74%, 4.56%, 4.81% and 4.55%, respectively.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements.

(For a Fund Share Outstanding Throughout Each Period)

                                                  YEAR ENDED MAY 31
                                    --------------------------------------------
                                    1999      1998      1997      1996      1995
TAX-FREE MONEY FUND
PER SHARE DATA
Net Asset Value--Beginning
  of Period                        $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS       0.03      0.03      0.03      0.03      0.03
================================================================================
Net Asset Value End of Period      $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================
TOTAL RETURN                       2.63%     3.03%     2.90%     3.08%     2.86%
RATIOS
Net Assets--End of Period
  ($000 Omitted)                 $50,697   $54,801   $47,577   $51,649   $58,780
Ratio of Expenses to Average
  Net Assets(a)                 0.77%(b)  0.76%(b)  0.76%(b)  0.77%(b)     0.75%
Ratio of Net Investment Income
  to Average Net Assets(a)         2.61%     3.01%     2.86%     3.03%     2.77%

(a) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to avaerage net assets would have been 1.02%, 1.06%, 1.01%, 1.05% and 1.00%, respectively, and ratio of net investment income to average net assets would have been 2.36%, 2.71%, 2.61%, 2.75% and 2.52%, respectively.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements.

(For a Fund Share Outstanding Throughout Each Period)


                                                  YEAR ENDED MAY 31
                                    --------------------------------------------
                                    1999      1998      1997      1996      1995
U.S. GOVERNMENT MONEY FUND
PER SHARE DATA
Net Asset Value--Beginning
  of Period                        $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM  INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS       0.04      0.05      0.04      0.05      0.05
================================================================================
Net Asset Value--End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================
TOTAL RETURN                       4.36%     4.74%     4.57%     4.90%     4.66%
RATIOS
Net Assets--End of Period
  ($000 Omitted)                 $91,509   $73,918   $66,451   $79,392   $60,843
Ratio of Expenses to Average
  Net Assets(a)                 0.86%(b)  0.87%(b)  0.86%(b)  0.87%(b)     0.75%
Ratio of Net Investment Income
  to Average Net Assets(a)         4.28%     4.72%     4.51%     4.78%     4.55%

(a) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 1.12%, 1.06%, 1.05% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 4.06%, 4.47%, 4.31%, 4.60% and 4.20%, respectively.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements.

September 30, 1999
INVESCO MONEY MARKET FUNDS, INC.
     INVESCO CASH RESERVES FUND
     INVESCO TAX-FREE MONEY FUND
     INVESCO U.S. GOVERNMENT MONEY FUND

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 1999 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at www.invesco.com. In addition, the current Prospectus, SAI and annual or semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Funds are 811-2606 and 002-55079.










811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO Money Market Funds, Inc.

                           INVESCO Cash Reserves Fund
                           INVESCO Tax-Free Money Fund
                       INVESCO U.S. Government Money Fund




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085




                               September 30, 1999

--------------------------------------------------------------------------------

A Prospectus for INVESCO Cash Reserves, INVESCO Tax-Free Money and INVESCO U.S. Government Money Funds dated September 30, 1999 provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectus; in other words, this SAI is legally part of the Funds' Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, copies of the current Prospectus of the Funds, SAI and current annual and semiannual reports by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. Copies of the Prospectus are also available through the INVESCO web site at www.invesco.com.

TABLE OF CONTENTS

The Company...................................................................23

Investments, Policies and Risks...............................................23

Investment Restrictions and Strategies........................................30

Management of the Funds.......................................................33

Other Service Providers.......................................................49

Brokerage Allocation and Other Practices......................................50

Capital Stock.................................................................51

Tax Consequences of Owning Shares of a Fund...................................52

Performance...................................................................53

Financial Statements..........................................................56

Appendix A....................................................................57

THE COMPANY

The Company was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15,
1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.

The Company is an open-end, diversified, no-load management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund (the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by the Adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as S&P or Moody's) that rate companies on their securities; they are not guarantees. See Appendix A for descriptions of the investment instruments referred to below, as well as discussions of the degrees of risk involved in purchasing these instruments.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940, as amended ("the 1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

U.S. GOVERNMENT SECURITIES -- Each Fund may invest in U.S. government obligations without limit. These securities include treasury bills, treasury notes, and treasury bonds. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of United States government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when its investment adviser and sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by the Adviser to be of equivalent credit quality to the rated securities in which a Fund may invest. In the Adviser's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

      Municipal Bonds -- Municipal bonds are classified as general obligation or revenue bonds. General obligations bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      Municipal Notes -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      Municipal Commercial Paper -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipalitiy's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      Variable Rate Obligations -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of the Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. The Funds may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligations unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by a Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, a Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After a Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of a Fund.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

Guarantees acquired by the Funds will have the following features: (1) they will be in writing and will be physically held by the Funds' custodian; (2) a Fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Guarantees will not be transferable, municipal obligations purchased subject to such rights may be sold to a third party at any time, even though the right is outstanding; and (5) their exercise price will be
(i) a Fund's acquisition cost (excluding the cost, if any, of the Guarantee) of the municipal obligations which are subject to the right (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO Funds Group, Inc. ("INVESCO") as investment adviser of the Funds, will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally

S&P and Moody's  (A-1 by S&P or P-1 by  Moody's),  or where such  instrument  is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation
interests,   and  therefore  are  not   responsible  for  satisfying  such  debt
obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

WHEN-ISSUED/DELAYED DELIVERY -- Ordinarily, the Funds buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Funds do not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC and obtaining listing on a securities exchange or in the over the counter market.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The Adviser will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

INVESTMENT RESTRICTIONS AND STRATEGIES

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental policies and may not be changed with respect to a Fund without prior approval of a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. Each Fund, unless otherwise indicated, may not:

      1. purchase the securities of any issuer (other than securities  issued or
         guaranteed  by  the  U.S.   government  or  any  of  its  agencies  or
         instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

      In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.


      In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
        Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
        Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of May 31, 1999, INVESCO managed 10 mutual funds having combined assets of $22.7 billion, consisting of 50 separate portfolios, on behalf of more than 916,125 shareholders.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $281 billion in assets under management on March 31, 1999.

 AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      Institutional Trust Company doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, sub-accounting, telephone, communications and processing of distributions.

      INVESCO Capital Management, Inc., Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

      INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

      PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

      INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      A I M Distributors, Inc. and Fund Management Trust, Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and
     (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative

   o internal accounting (including computation of net asset value)

   o clerical and statistical

   o secretarial

   o all other services necessary or incidental to the administration of the affairs of the Funds

   o supplying the Company with officers, clerical staff and other employees

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

   o supplying basic telephone service and other utilities

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.

During the fiscal years ended May 31, 1999, 1998 and 1997, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that INVESCO's fees would not be in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                Advisory        Total Expense      Total Expense
                                Fee Dollars     Reimbursements     Limitations
                                -----------     --------------     -------------

Cash Reserves Fund
May 31, 1999                    $3,157,241        $ 87,157         0.90%
May 31, 1998                    $2,789,986        $140,835         0.90%
May 31, 1997                    $2,978,520        $430,651         0.85%

Tax-Free Money Fund
May 31, 1999                    $  246,764        $123,371         0.85%*
May 31, 1998                    $  238,537        $144,423         0.75%
May 31, 1997                    $  282,216        $143,085         0.75%

U.S. Government Money
  Fund
May 31, 1999                    $  450,781        $195,925         0.85%
May 31, 1998                    $  369,593        $187,969         0.85%
May 31, 1997                    $  426,139        $172,695         0.85%
*0.75% prior to May 13, 1999.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

The Administrative Services Agreement provides that each Fund pay INVESCO an annual base fee per Fund of $10,000 plus an additional incremental fee computed daily and paid monthly by each Fund, at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999 and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement.

The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

For the fiscal years ended May 31, 1999, 1998 and 1997, the Funds paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO):

Cash Reserves Fund
Type of Fee                       1999              1998              1997
-----------                       ----              ----              ----
Advisory                          $3,157,241        $2,789,986        $2,978,520
Administrative Services              140,326           109,499           118,983
Transfer Agency                    3,167,337         2,779,935         2,995,219

Tax-Free Money Fund
Type of Fee                       1999              1998              1997
-----------                       ----              ----              ----
Advisory                          $  246,764        $  238,537        $  282,216
Administrative Services               18,152            17,156            18,463
Transfer Agency                      138,487           151,577           174,207

U.S. Government Money Fund
Type of Fee                       1999              1998              1997
-----------                       ----              ----              ----
Advisory                          $  450,781        $  369,593        $  426,139
Administrative Services               24,949            21,088            22,784
Transfer Agency                      363,724           303,712           339,383

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. The investment adviser for the Funds has the primary responsibility for making investment decisions on behalf of the Funds.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
        Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
        Series Trust)
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706 . Their affiliations represent their principal occupations.

                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------
Charles W. Brady *+            Director and Chairman          Chairman of the Board of INVESCO
1315 Peachtree St., N.E.       of the Board                   Global Health Sciences Fund; Chief
Atlanta, Georgia                                              Executive Officer and Director
Age:  64                                                      of AMVESCAP PLC, London, England
                                                              and various subsidiaries of
                                                              AMVESCAP PLC.

Fred A. Deering +#             Director and Vice Chairman of  Trustee of INVESCO Glo bal Health
Security Life Center           the Board                      Sciences Fund; formerly, Chairman
1290 Broadway                                                 of the Executive Committee and
Denver, Colorado                                              Chairman of the Board of Security Life
Age:  71                                                      of Denver Insurance Company; Director
                                                              of ING American Holdings Company
                                                              and First ING Life Insurance Company
                                                              of New York.




                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------

Mark H. Williamson *+          President, Chief Executive     President, Chief Execu tive
7800 E. Union Avenue           Officer and Director           Officer and Director of INVESCO
Denver, Colorado                                              Distributors, Inc.; President,
Age:  48                                                      Chief Executive Officer and
                                                              Director of INVESCO Funds Group,
                                                              Inc.; President, Chief Operating
                                                              Officer and Trustee of INVESCO
                                                              Global Health Sciences Fund;
                                                              formerly, Chairman and Chief
                                                              Executive Officer of Nations Banc
                                                              Advisors, Inc.; formerly, Chairman
                                                              of NationsBanc Investments, Inc.

Victor L. Andrews, Ph.D.**!    Director                       Professor Emeritus, Chair man
34 Seawatch Drive                                             Emeritus and Chair man of the CFO
Savannah, Georgia                                             Roundtable of the Department of
Age:  69                                                      Finance of Georgia State University;
                                                              President, Andrews Financial
                                                              Associates, Inc. (consulting firm);
                                                              formerly, member of the faculties
                                                              of the Harvard Business School and
                                                              the Sloan School of Management of
                                                              MIT; Director of The Sheffield
                                                              Funds, Inc.




                               POSITION HELD WITH              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                         DURING PAST FIVE YEARS
----------------------         ------------------              ----------------------

Bob R. Baker +**               Director                        President and Chief Exec utive
AMC Cancer Research                                            Officer of AMC Cancer Research
Center                                                         Center, Denver, Colorado, since
1600 Pierce Street                                             January 1989; until mid-December
Denver, Colorado                                               1988, Vice Chairman of the
Age:  62                                                       Board of First Columbia Financial
                                                               Corporation, Englewood, Colorado;
                                                               formerly, Chairman of the Board
                                                               and Chief Executive Officer of
                                                               First Columbia Financial Corporation.

Lawrence H. Budner # @          Director                       Trust Consultant; prior to June
7608 Glen Albens Circle                                        30, 1987, Senior Vice President
Dallas, Texas                                                  and Senior Trust Officer of
Age:  69                                                       InterFirst Bank, Dallas, Texas.




                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------

Wendy L. Gramm, Ph.D**!        Director                       Self-employed (since 1993);
4201 Yuma Street, N.W.                                        Professor of Economics and Public
Washington, DC                                                Administration, University of
Age: 54                                                       Texas at Arlington; formerly,
                                                              Chairman, Commodity Futures
                                                              Trading Commission; Administrator
                                                              for Information and Regulatory
                                                              Affairs at the Office of
                                                              Management and Budget; Executive
                                                              Director of the Presidential Task
                                                              Force on Regulatory Relief; and
                                                              Director of the Federal Trade
                                                              Commission's Bureau of Economics;
                                                              also, Director of Chicago Mercantile
                                                              Exchange, Enron Corporation, IBP,
                                                              Inc., State Farm Insurance Company,
                                                              Independent Women's Forum,
                                                              International Republic Institute,
                                                              and the Republican Women's Federal
                                                              Forum. Also, Member of Board of
                                                              Visitors, College of Business
                                                              Administration, University of Iowa,
                                                              and Member of Board of Visitors,
                                                              Center for Study of Public Choice,
                                                              George Mason University.




                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------

Kenneth T. King +#@            Director                       Retired. Formerly, Chair man of
4080 North Circulo                                            the Board of The Capitol Life
Manzanillo                                                    Insurance Company, Providence
Tucson, Arizona                                               Washington Insurance Company and
Age:  73                                                      Director of numerous U.S.
                                                              subsidiaries thereof; formerly,
                                                              Chairman of the Board of The
                                                              Providence Capitol Companies in the
                                                              United Kingdom and Guernsey;
                                                              Chairman of the Board of the
                                                              Symbion Corporation until 1987.

John W. McIntyre + #@          Director                       Retired. Formerly, Vice Chairman
7 Piedmont Center                                             of the Board of Directors of the
Suite 100                                                     Citizens and Southern Corporation
Atlanta, Georgia                                              and Chairman of the Board and
Age: 68                                                       Chief Executive Officer of the
                                                              Citizens and Southern Georgia
                                                              Corp. and the Citizens and
                                                              Southern National Bank; Trustee of
                                                              INVESCO Glo bal Health Sciences
                                                              Fund,  Gables Residential Trust,
                                                              Employee's Retirement System of
                                                              GA, Emory University and J.M. Tull
                                                              Charitable Foundation; Director of
                                                              Kaiser Foun dation Health Plans of
                                                              Georgia, Inc.




                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------

Larry Soll, Ph.D.!**           Director                       Retired.  Formerly, Chair man of
345 Poorman Road                                              the Board (1987 to 1994), Chief
Boulder, Colorado                                             Executive Officer (1982 to 1989
Age:  57                                                      and 1993 to 1994) and President
                                                              (1982 to 1989) of Synergen Inc.;
                                                              Director of Synergen since
                                                              incorporation in 1982; Director
                                                              of Isis Pharmaceuticals, Inc.;
                                                              Trustee of INVESCO Global Health
                                                              Sciences Fund.

Glen A. Payne                  Secretary                      Senior Vice President, General
7800 E. Union Avenue                                          Counsel and Secretary of INVESCO
Denver, Colorado                                              Funds Group, Inc.; Senior Vice
Age:  51                                                      President, Secretary and General
                                                              Counsel of INVESCO Distributors,
                                                              Inc.; Secretary, INVESCO Global
                                                              Health Sciences Fund; formerly,
                                                              General Counsel of INVESCO Trust
                                                              Company (1989 to 1998); formerly,
                                                              employee of a U.S. regulatory
                                                              agency, Washington, D.C. (1973 to
                                                              1989).




                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------

Ronald L. Grooms               Chief Accounting Officer,      Senior Vice President and
7800 E. Union Avenue           Chief Financial Officer and    Treasurer of INVESCO Funds Group,
Denver, Colorado               Treasurer                      Inc.; Senior Vice President and
Age:  52                                                      Treasurer of INVESCO Dis-
                                                              tributors, Inc.; Treasurer,
                                                              Principal Financial and Accounting
                                                              Officer of INVESCO Global Health
                                                              Sciences Fund; formerly, Senior
                                                              Vice President and Treasurer of
                                                              INVESCO Trust Company (1988 to
                                                              1998).

William J. Galvin, Jr.         Assistant Secretary            Senior Vice President of INVESCO
7800 E. Union Avenue                                          Funds Group, Inc.; Senior Vice
Denver, Colorado                                              President of INVESCO Distributors,
Age: 42                                                       Inc.; formerly, Trust Officer of
                                                              INVESCO Trust Company.

Pamela J. Piro                 Assistant Treasurer            Vice President of INVESCO Funds
7800 E. Union Avenue                                          Group, Inc.; formerly, Assistant
Denver, Colorado                                              Vice President (1996 to 1997),
Age:  38                                                      Director - Portfolio Accounting
                                                              (1994 to 1996), Portfolio Account
                                                              ing Manager (1993 to 1994) and
                                                              Assistant Accounting Manager (1990
                                                              to 1993).

Alan I. Watson                 Assistant Secretary            Vice President of INVESCO Funds
7800 E. Union Avenue                                          Group, Inc.;  formerly, Trust
Denver, Colorado                                              Officer of INVESCO Trust Company.
Age:  57




                               POSITION HELD WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         COMPANY                        DURING PAST FIVE YEARS
----------------------         ------------------             ----------------------

Judy P. Wiese                  Assistant Treasurer            Vice President of INVESCO Funds
7800 E. Union Avenue                                          Group, Inc.;  formerly, Trust
Denver, Colorado                                              Officer of INVESCO Trust Company.
Age:  51

#    Member of the audit committee of the Company.

+    Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**   Member of the management liaison committee of the Company.

@    Member of the soft dollar brokerage committee of the Company.

!    Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors during the year ended December 31, 1998. As of December 31, 1998, there were 16 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
Name of Person       Aggregate      Benefits       Estimated     Total
and Position         Compensation   Accrued As     Annual        Compensation
                     From           Part of        Benefits      From INVESCO
                     Company(1)     Company        Upon          Complex Paid
                                    Expenses(2)    Retirement(3) To Directors(6)
--------------------------------------------------------------------------------
Fred A. Deering,     $4,671         $3,014         $2,036        $103,700
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews     4,345          2,883          2,244          80,350
--------------------------------------------------------------------------------
Bob R. Baker          4,423          2,574          3,007          84,000
--------------------------------------------------------------------------------
Lawrence H. Budner    4,330          2,883          2,244          79,350
--------------------------------------------------------------------------------
Daniel D. Chabris(4)  2,752          2,946          1,846          70,000
--------------------------------------------------------------------------------
Wendy L. Gramm        4,280              0              0          79,000
--------------------------------------------------------------------------------
Kenneth T. King       4,573          3,076          1,846          77,050
--------------------------------------------------------------------------------
John W. McIntyre      4,555              0              0          98,500
--------------------------------------------------------------------------------
Larry Soll            4,280              0              0          96,000
--------------------------------------------------------------------------------
Total               $38,209        $17,376        $13,233        $767,950
--------------------------------------------------------------------------------
% of Net Assets    0.0039%(5)     0.0018%(5)                     0.0035%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Complex upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Complex. These estimated benefits assume retirement at age 72 and further assume that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4)  Mr. Chabris retired as a director of the Company on September 30, 1998.

(5)  Totals as a percentage of the Company's net assets as of May 31, 1999.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for up to three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts have been invested in the shares of certain INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDER

As of June 30, 1999, no persons owned more than 5% of the outstanding shares of the Funds.

As of July 14, 1999, officers and directors of the Company, as a group, beneficially owned less than 4% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 1999, 1998 and 1997. For the fiscal year ended May 31, 1999, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 1999.

At May 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
     Fund                 Broker or Dealer                  Value of Securities
                                                            at May 31, 1999
--------------------------------------------------------------------------------
Cash Reserves             Heller Financial                  $45,000,000.00
--------------------------------------------------------------------------------
                          American Express Credit           $43,000,000.00
--------------------------------------------------------------------------------
                          General Electric Company          $43,000,000.00
--------------------------------------------------------------------------------
                          Associates Corp of                $40,000,000.00
                            North America
--------------------------------------------------------------------------------
                          Ford Motor Credit                 $40,000,000.00
--------------------------------------------------------------------------------
                          Morgan Stanley Dean Witter        $39,994,654.31
--------------------------------------------------------------------------------
                          Household Finance                 $38,000,000.00
--------------------------------------------------------------------------------
                          General Motors Acceptance         $31,822,934.33
--------------------------------------------------------------------------------
                          Merrill Lynch                     $19,973,171.93
--------------------------------------------------------------------------------
                          State Street Bank and Trust       $2,940,000.00
--------------------------------------------------------------------------------
Tax-Free Money            General Electric Capital          $2,200,000.00
--------------------------------------------------------------------------------
U.S. Government Money     State Street Bank and Trust       $13,205,000.00
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of June 30, 1999, the following shares of each Fund were outstanding:

          Cash Reserves Fund                 732,017,795
          Tax-Free Money Fund                 44,048,426
          U.S. Government Money Fund          82,512,836

All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Exempt Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, the Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' prospectus.

We may also advertise a Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 1999, Cash Reserves Fund's current and effective yields were 4.00% and 4.08%, respectively; Tax-Free Money Fund's current and effective yields were 2.61% and 2.64%, respectively; and U.S. Government Money Fund's current and effective yields were 4.00% and 4.08%, respectively.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended May 31, 1999 was:


Name of Fund                              1 Year        5 Year        10 Year
------------                              ------        ------        -------
Cash Reserves Fund                        4.45%         4.74%         4.87%
Tax-Free Money Fund                       2.63%         2.90%         3.19%
U.S. Government Money Fund                4.36%         4.65%         4.07%*

* Inception date of April 26, 1991

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV
where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the Money Market Funds mutual fund groupings for Cash Reserves Fund, the Tax-Exempt Money Market Funds mutual fund groupings for Tax-Free Money Fund, and the U.S. Government Money Market Funds mutual fund grouping for U.S. Government Money Fund, in addition to the broad-based Lipper general fund groupings:

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE

IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

FINANCIAL STATEMENTS

The financial statements for the Company for the fiscal year ended May 31, 1999 are incorporated herein by reference from the Company's Annual Report to Shareholders dated May 31, 1999.

                                   APPENDIX A

      Some of the terms used in the Statement of Additional Information are described below.

      BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

      BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

      BONDS: MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

      COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

      CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

      MONEY  MARKET  refers  to  the  marketplace   composed  of  the  financial
institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

      PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

      REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

      REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

      REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

      SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

      TAX   ANTICIPATION   NOTES  are  to  finance   working  capital  needs  of
municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

      TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

      U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

      The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

      MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P'S RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      S&P ratings for short-term notes are as follows:

      SP-1 -- Very strong capacity to pay principal and interest.

      SP-2 -- Satisfactory capacity to pay principal and interest.

      SP-3 -- Speculative capacity to pay principal and interest.

      A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

      DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

      DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

      A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                            PART C. OTHER INFORMATION
Item 23.    Exhibits

               (a)  Articles of Incorporation(1).

               (b)  Bylaws(1).

               (c)  Not applicable.

               (d)(1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997(1).

               (e)(1) General Distribution Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997(1).

                  (2) Distribution Agreement between Registrant and INVESCO
               Distributors, Inc. dated September 30, 1997(2).

               (f)(1) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees(1).

                  (2) Amended Defined Benefit Deferred Compensation Plan for
               Non-Interested Directors and Trustees.

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993(1).

                  (1) Additional Fund Letter Agreement dated January 20, 1994 to
               Custody Agreement(1).

                  (2) Amendment dated October 25, 1995 to Custody Agreement(1).

                  (3) Data Access Services Addendum to Custody Agreement(1).

               (h)(1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997(1).

                  (2) Administrative Services Agreement between Registrant and
               INVESCO Funds Group, Inc. dated February 28, 1997(1).

                       (a) Amendment to Administrative Services Agreement dated
                           May 13, 1999.

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated June 4, 1993(1).

               (j) Consent of Independent Accountants.

               (k) Not applicable.

               (l) Not Applicable.

               (m) Not Applicable.

               (n) Not Applicable.

(1)Previously filed on EDGAR with Post-Effective Amendment No. 33 to the Registration Statement on July 30, 1997, and incorporated by reference herein.

(2)Previously filed on EDGAR with Post-Effective Amendment No. 34 to the Registration Statement on September 28, 1998 and incorporated by reference herein.

Item 24.    Persons Controlled by or Under Common Control with the Fund

No person is presently controlled by or under common control with the Fund.

Item 25.    Indemnification

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article Seventh of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Each Fund also maintains liability insurance policies covering its directors and officers.

Item 26.    Business and Other Connections of Investment Adviser

See "Fund Management" in the Funds' Prospectus and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with Institutional Trust Company d.b.a. INVESCO Trust Company, an affiliate of INVESCO.

--------------------------------------------------------------------------------
                              POSITION WITH   PRINCIPAL OCCUPATION AND COMPANY
NAME                          ADVISER         AFFILIATION
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman,       President & Chief Executive
                              Director and    Officer
                              Officer         INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond Roy Cunningham        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer         Senior Vice President & Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William Ralph Keithler        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stacie Cowell                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dawn Daggy-Mangerson          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer         Assistant Vice President
                                              Account Relationship Manager
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------


Item 27.    (a)
            PRINCIPAL UNDERWRITERS
            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Specialty Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Tax-Free Income Funds, Inc.
            INVESCO Treasurer's Series Funds, Inc.
            INVESCO Variable Investment Funds, Inc.

            (b)

POSITIONS AND                                           POSITIONS AND
NAME AND PRINCIPAL            OFFICES WITH              OFFICES WITH
BUSINESS ADDRESS              UNDERWRITER               THE COMPANY
------------------            ------------              -------------

William J. Galvin, Jr.        Senior Vice               Asst. Secretary
7800 E. Union Avenue          President &
Denver, CO  80237             Asst. Secretary

Ronald L. Grooms              Senior Vice               Treasurer,
7800 E. Union Avenue          President,                Chief Fin'l
Denver, CO  80237             Treasurer, &              Officer, and
                              Director                  Chief Acctg.
                                                        Off.

Richard W. Healey             Senior Vice
7800 E. Union Avenue          President  &
Denver, CO  80237             Director

Charles P. Mayer              Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller             Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                 Senior Vice               Secretary
7800 E. Union Avenue          President,
Denver, CO 80237              Secretary &
                              General Counsel

Judy P. Wiese                 Vice President
7800 E. Union Avenue          Asst. Treasurer           Asst. Secretary
Denver, CO  80237

Mark H. Williamson            Chairman of the Board,    President,
7800 E. Union Avenue          President, & Chief        CEO & Director
Denver, CO 80237              Executive Officer

               (c)     Not applicable.

Item 28.       Location of Accounts and Records
               --------------------------------

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

Item 29.       Management Services
               -------------------

               Not applicable.

Item 30.       Undertakings
               ------------

               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 28th day of July, 1999.

Attest:                                 INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                       /s/ Mark H. Williamson
------------------------------          -----------------------------
Glen A. Payne, Secretary                Mark H. Williamson, President


Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                  /s/ Lawrence H. Budner
-------------------------------         -----------------------------
Mark H. Williamson, President &         Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                    /s/ John W. McIntyre
-------------------------------         -----------------------------
Ronald L. Grooms, Treasurer             John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                   /s/ Fred A. Deering
-------------------------------         -----------------------------
Victor L. Andrews, Director             Fred A. Deering, Director

/s/ Bob R. Baker                        /s/ Larry Soll
-------------------------------         -----------------------------
Bob R. Baker, Director                  Larry Soll, Director

/s/ Charles W. Brady                    /s/ Kenneth T. King
-------------------------------         -----------------------------
Charles W. Brady, Director              Kenneth T. King, Director

/s/ Wendy L. Gramm
-------------------------------
Wendy L. Gramm, Director


By*----------------------------         By* /s/ Glen A. Payne
                                        -----------------------------
Edward F. O'Keefe                       Glen A. Payne
Attorney in Fact                        Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995, July 30, 1997 and September 28, 1998, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

f(2)                                         72
h(2)(a)                                      78
j                                            80